Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Options Granted

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

2023

Risk-free interest rate	3.93%
Illiquidity Discount	30%
Expected stock price volatility	62.3%
Dividend yield	-%

Schedule of Activity in 2024 Equity Incentive Plan

A summary of the activity in the 2023 Equity Incentive Plan follows:

	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	1,025,527	1.67	9.3	429,388
Granted	-	-	-	-
Exercised	24,513	0.01	-	16,401
Forfeited or expired	138,329	1.94	-	30,866
Outstanding at end of year	862,685	1.67	9.0	382,121
Fully vested and expected to vest	862,685	1.67	9.0	382,121
Exercisable at end of year of 2024	862,685	1.67	9.0	382,121
	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	862,685	1.67	9.0	382,121
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at end of year	862,685	1.67	9.0	382,121
Fully vested and expected to vest	862,685	1.67	9.0	382,121
Exercisable at end of year of 2025	862,685	1.67	9.0	382,121

Schedule of Information Related to the Stock Option Plan

Information related to the stock option plan during each year follows:

	2023	2024	2025
	USD	USD	USD
Intrinsic value of options exercised	-	16,401	-
Intrinsic value of options expired/forfeited	-	30,866	-
Cash received from option exercises	-	300	-
Tax benefit from option exercises	-	-	-
Weighted average fair value of options granted	429,388	429,388	429,388

Schedule of Information Related to the Stock Award

Information related to the stock award during each year follows:

	2025	2025	2025
	Shares	Value of Shares (SGD)	Value of Shares (USD)
Share award issued	-	-	-

	2024	2024	2024
	Shares	Value of Shares (SGD)	Value of Shares (USD)
Share award issued	182,432	93,389	68,357